Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2015
Entity Registrant Name	dei_EntityRegistrantName	EII REALTY SECURITIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001054556
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2015
Document Effective Date	dei_DocumentEffectiveDate	Oct. 28, 2015
Prospectus Date	rr_ProspectusDate	Oct. 28, 2015
| E.I.I. Global Property Fund | Institutional Class Share
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIIGX
| E.I.I. INTERNATIONAL PROPERTY FUND | INSTITUTIONAL CLASS SHARE
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIIPX
| E.I.I. REALTY SECURITIES FUND | INSTITUTIONAL CLASS SHARE
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIIRX
| E.I.I. REALTY SECURITIES FUND | INVESTOR CLASS SHARE
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIIIX